Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Calculations of Basic Earnings Per Share

	2018	2017	2016
Numerator:
Profit attributable to owners of the Company	2,021,065	1,979,129	1,492,088
Denominator:
Weighted average number of shares (*)	2,184,750,233	2,193,184,437	2,193,184,437

Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	0.93	0.90	0.68

(*)	Refer to Note 25 - Treasury shares

	2018	2017	2016
Numerator:
Profit from continuing operations attributable to owners of the Company	2,021,065	1,979,129	1,534,252
Denominator:
Weighted average number of shares (*)	2,184,750,233	2,193,184,437	2,193,184,437

Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	0.93	0.90	0.70

(*)	Refer to Note 25 - Treasury shares